Intangible Assets - Schedule of Estimated Amortization Expense Related to Finite-lived Intangibles for Future Years (Details) (10-K)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 518,000
2022	312,000
2023	87,000
Total estimated amortization expense	$ 917,000